18. Property, Plant and Equipment (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	R$ (1,215,344)	R$ (1,213,423)
Impairment at the year	14,162	(1,921)
Impairment, ending	(1,201,182)	(1,215,344)
In service
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(4,986)	(77,318)
Impairment at the year	1,497	72,332
Impairment, ending	(3,489)	(4,986)
In service | UEG Araucária
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	0	(69,073)
Impairment at the year	0	69,073
Impairment, ending	0	0
In service | Power plants in Paraná
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(4,986)	(8,245)
Impairment at the year	1,497	3,259
Impairment, ending	(3,489)	(4,986)
In progress
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(1,210,358)	(1,136,105)
Impairment at the year	12,665	(74,253)
Impairment, ending	(1,197,693)	(1,210,358)
In progress | Power plants in Paraná
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(190,132)	(211,688)
Impairment at the year	(9,336)	21,556
Impairment, ending	(199,468)	(190,132)
In progress | HPP Colíder
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(683,021)	(595,489)
Impairment at the year	(48,244)	(87,532)
Impairment, ending	(731,265)	(683,021)
In progress | Wind power complex Cutia
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(224,510)	(232,827)
Impairment at the year	56,635	8,317
Impairment, ending	(167,875)	(224,510)
In progress | Wind power complex Bento Miguel
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(98,231)	(81,637)
Impairment at the year	13,610	(16,594)
Impairment, ending	(84,621)	(98,231)
In progress | Consórcio Tapajós
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(14,464)	(14,464)
Impairment at the year	0	0
Impairment, ending	R$ (14,464)	R$ (14,464)